Share option scheme and restricted stock units (Tables)	11 Months Ended
Dec. 31, 2019
Disclosure Of Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average remaining contractual life of outstanding share options
At December 31, 2019, the outstanding share options, which include the share options granted to Directors, are shown below:

Date of grant	Exercise price (£)	Number of shares	Date from which exercisable	Expiry date
Approved EMI scheme
April 7, 2011	0.65	5,873	April 8, 2014	April 7, 2021
May 10, 2012	0.60	150,046	May 10, 2014	May 10, 2022
December 24, 2012	0.85	21,500	December 24, 2015	December 24, 2022
January 31, 2013	0.20	72,973	July 31, 2013	January 31, 2023
		250,392
Unapproved scheme
December 18, 2013	0.20	76,364	June 18, 2014	December 18, 2023
July 15, 2014	0.80	100,000	May 30, 2015	May 30, 2023
June 23, 2016	0.01	110,576	July 21, 2016	June 23, 2026
October 19, 2018	0.30	3,941,886	October 19, 2019	October 19, 2028
October 19, 2018	0.30	3,814,970	October 19, 2021	October 19, 2028
March 29, 2019	0.275	4,580,000	March 29, 2020	March 29, 2029
March 29, 2019	0.275	6,500,000	March 29, 2022	March 29, 2029
December 23, 2019	0.21	3,000,000	December 23, 2020	December 23, 2029
December 23, 2019	0.21	850,000	December 23, 2020	December 23, 2029
		22,973,796
		23,224,188
At December 31, 2019, the outstanding warrants, which have been granted to consultants for services are shown below:

Date of grant	Exercise price (£)	Number of shares	Date from which exercisable	Expiry date

December 24, 2019	0.22	16,793,660	March 24, 2020	December 24, 2029
		16,793,660
At December 31, 2019, the outstanding restricted stock units (‘RSUs’) in the form of nominal-cost options, which have been granted to non-executive directors, are shown below:

Date of grant	Exercise price (£)	Number of shares	Date from which exercisable	Expiry date

January 11, 2019	0.01	692,306	January 11, 2020	December 31, 2020
		692,306

Additional information about share-based payment arrangements
The movement in the number of RSUs is set out below:

	Weighted average exercise price £	Eleven Months ended December 31, 2019	Weighted average exercise price £	Year ended January 31, 2019
Outstanding at beginning of period	0.01	814,256	0.01	275,877
Granted during the year	0.01	—	0.01	814,256
Exercised during the year	0.01	(121,950)	0.01	(275,877)
Number of RSUs outstanding at end of period	0.01	692,306	0.01	814,256
The movement in the number of share options is set out below:

`	Weighted average exercise price £	Number of share options
Outstanding at February 1, 2019	0.35	9,168,396
Granted during the year	0.27	15,246,000
Lapsed / surrendered during the year	0.69	(1,190,208)
Exercised during the year	—	—
Number of options outstanding at December 31, 2019	0.27	23,224,188

Outstanding at February 1, 2018	1.43	8,577,236
Granted during the year	0.76	13,081,048
Lapsed / surrendered during the year	1.52	(12,397,841)
Exercised during the year	1.08	(92,047)
Number of options outstanding at January 31, 2019	0.35	9,168,396

Disclosure of number and weighted average exercise prices of share options
The fair value per share option award granted and the assumptions used in the calculations are as follows:

Date of grant	Type of award	Number of shares	Exercise price (£)	Share price at grant date (£)	Fair value per option (£)	Award life (years)	Risk free rate
April 07, 2011	EMI	5,873	0.65	0.65	0.47	5.00	2.70%
May 10, 2012	EMI	150,046	0.60	0.52	0.24	5.00	1.00%
December 24, 2012	EMI	21,500	0.85	0.85	0.59	5.00	0.90%
January 31, 2013	EMI	72,973	0.20	0.94	0.74	5.00	1.00%
December 18, 2013	Unapproved	76,364	0.20	1.85	1.65	5.00	1.00%
July 15, 2014	Unapproved	100,000	0.80	0.81	0.65	1.90	0.50%
June 23, 2016	Unapproved	110,576	0.01	1.05	1.04	0.50	0.30%
October 19, 2018	Unapproved	3,941,886	0.30	0.30	0.09	3.00	0.81%
October 19, 2018	Unapproved	3,814,970	0.30	0.30	0.12	3.00	0.90%
March 29, 2019	Unapproved	4,580,000	0.275	0.275	0.1	3	0.63%
March 29, 2019	Unapproved	6,500,000	0.275	0.275	0.12	3	0.63%
December 23, 2019	Unapproved	3,000,000	0.21	0.21	0.08	4	0.54%
December 23, 2019	Unapproved	850,000	0.21	0.21	0.07	3	0.54%
		23,224,188
The fair value per RSU award granted and the assumptions used in the calculations are as follows:

Date of grant	Number of shares	Exercise price (£)	Share price at grant date (£)	Fair value per option (£)	Award life (years)	Risk free rate
January 11, 2019	692,306	0.01	0.26	0.25	1.00	0.79%
The fair value per consultant warrant granted and the assumptions used in the calculations are as follows:

Date of grant	Number of shares	Exercise price (£)	Share price at grant date (£)	Fair value per option (£)	Award life (years)	Risk free rate
December 24, 2019	16,793,660	0.22	0.21	0.06	3.00	0.54%